Investment in joint ventures	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Investment in joint ventures
5.
Investment in joint ventures

	31.12.2022	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	RMB’000	US$’000
Share of results of joint ventures, net of tax:
Y & C Engine Co., Ltd	(54,116)	(4,019)	15,680	2,186
MTU Yuchai Power Co., Ltd.	40,279	74,727	86,504	12,058
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	(11,278)	(4,508)	987	138
Other joint ventures	(2,431)	(4,117)	(1,618)	(226)
	(27,546)	62,083	101,553	14,156

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	12,977	34,872	4,861
MTU Yuchai Power Co., Ltd	203,156	286,841	39,985
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	15,869	16,856	2,350
Other joint ventures	5,227	10	1
	237,229	338,579	47,197

Details of significant joint ventures of the Group are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2023	31.12.2024
			%	%
Held by subsidiaries
Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy-duty diesel engines, spare parts and after-sales services	PRC	34.4	34.4
MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	PRC	38.2	35.7
Guangxi Purem Yuchai Automotive Technology Co., Ltd. (“Purem”)	Application development, production, sales and service on engine exhaust control systems	PRC	37.4	37.4

5.
Investment in joint ventures (cont’d)

Summarised financial information of the Group’s significant joint ventures, based on its IFRS financial statements, and reconciliation with the carrying amount of investment in the consolidated financial statements are as follows:

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,255,967	594,197	69,380	1,919,544
Depreciation and amortization	(29,617)	(9,733)	(7,726)	(47,076)
Interest (expense)/income, net	(30,547)	470	(469)	(30,546)
Profit/(loss) for the year, representing total comprehensive income for the year	(65,961)	66,076	(23,016)	(22,901)
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	(29,682)	33,038	(11,278)
Unrealized profit on transactions with joint venture	(24,434)	7,241	—
Group’s share of results of significant joint ventures	(54,116)	40,279	(11,278)	(25,115)
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(2,431)
Group’s share of results for the year, representing the Group’s share of total comprehensive loss for the year				(27,546)

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	685,434	74,794	51,877	812,105
Current assets
- Cash and bank balances	64,252	523,858	16,171	604,281
- Others	426,105	226,881	45,009	697,995
Total assets	1,175,791	825,533	113,057	2,114,381
Non-current liabilities	(146,218)	(4,825)	—	(151,043)
Current liabilities	(946,348)	(414,396)	(80,672)	(1,441,416)
Total liabilities	(1,092,566)	(419,221)	(80,672)	(1,592,459)
Net assets	83,225	406,312	32,385	521,922
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of net assets	37,451	203,156	15,869
Unrealized profit on transactions with joint venture	(24,474)	—	—
Carrying amount of significant joint ventures	12,977	203,156	15,869	232,002
Carrying amount of other joint ventures				5,227
Carrying amount of the investment in joint ventures				237,229

5.
Investment in joint ventures (cont’d)

	31.12.2023
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	1,562,179	708,432	79,119	2,349,730
Depreciation and amortization	(63,648)	(8,682)	(7,557)	(79,887)
Interest (expense)/income, net	(22,508)	6,762	36	(15,710)
Profit/(loss) for the year, representing total comprehensive income for the year	(6)	150,030	(9,201)	140,823
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	(3)	75,015	(4,508)
Unrealized profit on transactions with joint venture	(4,016)	(288)	—
Group’s share of results of significant joint ventures	(4,019)	74,727	(4,508)	66,200
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(4,117)
Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				62,083

	31.12.2024
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	615,724	80,622	42,707	739,053	103,021
Current assets
- Cash and bank balances	63,381	610,900	40,084	714,365	99,580
- Others	443,449	253,523	29,891	726,863	101,322
Total assets	1,122,554	945,045	112,682	2,180,281	303,923
Non-current liabilities	(185,872)	(5,101)	—	(190,973)	(26,621)
Current liabilities	(840,925)	(360,026)	(78,282)	(1,279,233)	(178,320)
Total liabilities	(1,026,797)	(365,127)	(78,282)	(1,470,206)	(204,941)
Net assets	95,757	579,918	34,400	710,075	98,982
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of net assets	43,091	289,959	16,856
Unrealized profit on transactions with joint venture	(8,219)	(3,118)	—
Carrying amount of significant joint ventures	34,872	286,841	16,856	338,569	47,196
Carrying amount of other joint ventures				10	1
Carrying amount of the investment in joint ventures				338,579	47,197

5.
Investment in joint ventures (cont’d)

	31.12.2024
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,492,662	973,322	78,569	2,544,553	354,701
Depreciation and amortization	(73,861)	(9,471)	(7,198)	(90,530)	(12,620)
Interest (expense)/income, net	(20,545)	10,570	47	(9,928)	(1,384)
Profit for the year, representing total comprehensive income for the year	12,587	173,606	2,014	188,207	26,235
Proportion of the Group’s ownership	45%	50%	49%
Group’s share of results	5,664	86,803	987
Unrealized profit on transactions with joint venture	10,016	(299)	—
Group’s share of results of significant joint ventures	15,680	86,504	987	103,171	14,382
Group’s share of results of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(1,618)	(226)
Group’s share of results for the year, representing the Group’s share of total comprehensive income for the year				101,553	14,156

Note:

The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. In 2023 and 2024, no impairment was required.

As of December 31, 2024, the Group’s share of joint ventures’ capital commitment that are contracted but not paid for was RMB 9.1 million (US$1.3 million) (2023: RMB 5.7 million).

As of December 31, 2024, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB 18.1 million (US$2.5 million) (2023: RMB 11.8 million).

As of December 31, 2024, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 4.2 million (US$0.6 million) (2023: RMB 8.8 million).

Significant restrictions

The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:

The Group’s share of cash and cash equivalents of RMB 331.5 million (US$46.2 million) (2023: RMB 278.5 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.

As of December 31, 2024, the Group’s share of restricted cash of RMB 22.5 million (US$3.1 million) (2023: RMB 22.3 million), which was largely used as collateral by the banks for the issuance of bills to suppliers.

As of December 31, 2024, the Group’s share of bills receivables of RMB Nil (US$ Nil) (2023: RMB 2.3 million) which was used as collateral by banks for the issuance of bills to suppliers.